Investment Securities	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Investment Securities
11	Investment Securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

As at October 31 ($ millions)	2025	2024
Debt investment securities measured at FVOCI	$123,732	$118,226
Debt investment securities measured at amortized cost	23,722	29,412
Equity investment securities designated at FVOCI	398	3,162
Equity investment securities measured at FVTPL	2,073	2,004
Debt investment securities measured at FVTPL	23	28
Total investment securities	$149,948	$152,832

(a)	Debt investment securities measured at fair value through other comprehensive income (FVOCI)

	2025				2024
As at October 31 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$22,815	$359	$64	$23,110	$21,473	$219	$152	$21,540
Canadian provincial and municipal debt	20,490	430	77	20,843	17,500	234	209	17,525
U.S. treasury and other U.S. agency debt	49,111	483	558	49,036	47,156	214	994	46,376
Other foreign government debt	27,570	358	202	27,726	29,505	181	400	29,286
Other debt	3,007	31	21	3,017	3,514	22	37	3,499
Total	$122,993	$1,661	$922	$123,732	$119,148	$870	$1,792	$118,226

(b)	Debt investment securities measured at amortized cost

	2025		2024
As at October 31 ($ millions)	Fair Value	Carrying value (1)	Fair Value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$5,553	$5,467	$8,722	$8,721
U.S. treasury and other U.S. agency debt	15,178	15,758	17,440	18,440
Other foreign government debt	2,285	2,281	2,044	2,041
Corporate debt	223	216	216	210
Total	$23,239	$23,722	$28,422	$29,412

(1)	Balances are net of allowances, which are $1 (2024 – $1).

(c)	Equity investment securities designated at fair value through other comprehensive income (FVOCI)
The Bank has designated certain equity securities at FVOCI shown in the following table as these investments are held for strategic purposes.

As at October 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$178	$221	$1	$398
Total	$178	$221	$1	$398

As at October 31, 2024 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$2,522	$713	$73	$3,162
Total	$2,522	$713	$73	$3,162
Dividend income on equity securities designated at FVOCI of $47 million for the year ended October 31, 2025 (2024 – $122 million) has been recognized in interest income.
During the year ended October 31, 2025, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $1,839 million (2024 – $938 million) for economic reasons and according to its investment strategy. These dispositions have resulted in a cumulative gain of $512 million (2024 – cumulative gain of $21 million) that remains in OCI.

(d)	An analysis of the carrying value of investment securities is as follows:

	Remaining term to maturity
As at October 31, 2025 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$774	$3,596	$11,408	$6,505	$827	$–	$23,110
Yield (1) %	4.0	3.1	3.5	3.5	3.8	–	3.5
Canadian provincial and municipal debt	578	2,200	6,841	11,091	133	–	20,843
Yield (1) %	2.6	2.3	3.6	3.8	4.0	–	3.6
U.S. treasury and other U.S. agency debt	694	10,216	28,156	3,240	6,730	–	49,036
Yield (1) %	3.9	3.0	4.0	3.7	4.3	–	3.8
Other foreign government debt	3,884	5,054	14,192	4,312	284	–	27,726
Yield (1) %	2.8	4.2	4.9	5.2	3.9	–	4.5
Other debt	159	804	1,768	277	9	–	3,017
Yield (1) %	6.0	4.0	3.8	4.5	5.9	–	4.0
	6,089	21,870	62,365	25,425	7,983	–	123,732
Equity instruments
Common shares	–	–	–	–	–	398	398
Total FVOCI	6,089	21,870	62,365	25,425	7,983	398	124,130
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	294	1,110	3,853	210	–	–	5,467
Yield (1) %	1.2	2.6	4.1	4.9	–	–	3.7
U.S. treasury and other U.S. agency debt	–	31	88	27	15,612	–	15,758
Yield (1) %	–	3.9	3.7	3.5	4.4	–	4.4
Other foreign government debt	246	1,173	750	82	30	–	2,281
Yield (1) %	1.9	3.5	2.5	3.8	4.3	–	3.0
Corporate debt	–	1	69	–	146	–	216
Yield (1) %	–	6.8	5.4	–	5.5	–	5.5
	540	2,315	4,760	319	15,788	–	23,722
Fair value through profit or loss
Equity instruments	–	–	–	–	–	2,073	2,073
Debt instruments	2	–	21	–	–	–	23
Total investment securities	$6,631	$24,185	$67,146	$25,744	$23,771	$2,471	$149,948
Total by currency (in Canadian equivalent):
Canadian dollar	$1,611	$6,617	$19,080	$15,402	$1,114	$552	$44,376
U.S. dollar	1,144	11,858	38,137	7,889	22,343	1,495	82,866
Mexican peso	234	1,131	3,052	838	–	106	5,361
Other currencies	3,642	4,579	6,877	1,615	314	318	17,345
Total investment securities	$6,631	$24,185	$67,146	$25,744	$23,771	$2,471	$149,948

(1)	Represents the weighted-average yield of fixed income securities.

	Remaining term to maturity
As at October 31, 2024 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$1,873	$4,054	$11,699	$3,072	$842	$–	$21,540
Yield (1) %	4.4	4.2	3.9	3.5	3.9	–	3.9
Canadian provincial and municipal debt	213	1,882	8,190	6,811	429	–	17,525
Yield (1) %	1.8	3.3	3.7	3.9	3.8	–	3.7
U.S. treasury and other U.S. agency debt	2,308	2,209	30,098	5,387	6,374	–	46,376
Yield (1) %	2.3	3.5	3.6	4.1	4.4	–	3.7
Other foreign government debt	6,203	6,069	12,969	3,715	330	–	29,286
Yield (1) %	2.6	3.6	5.4	5.0	4.4	–	4.4
Other debt	1	452	2,768	268	10	–	3,499
Yield (1) %	10.7	6.1	3.7	4.5	5.9	–	4.1
	10,598	14,666	65,724	19,253	7,985	–	118,226
Equity instruments
Common shares	–	–	–	–	–	3,162	3,162
Total FVOCI	10,598	14,666	65,724	19,253	7,985	3,162	121,388
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	610	2,099	5,740	272	–	–	8,721
Yield (1) %	4.6	2.1	4.0	4.7	–	–	3.6
U.S. treasury and other U.S. agency debt	1	48	116	13	18,262	–	18,440
Yield (1) %	4.8	4.5	4.2	4.0	4.6	–	4.6
Other foreign government debt	324	689	858	139	31	–	2,041
Yield (1) %	3.6	8.6	3.2	4.0	4.3	–	5.2
Corporate debt	–	–	81	–	129	–	210
Yield (1) %	–	–	6.4	–	5.5	–	5.8
	935	2,836	6,795	424	18,422	–	29,412
Fair value through profit or loss
Equity instruments	–	–	–	–	–	2,004	2,004
Debt instruments	2	–	26	–	–	–	28
Total investment securities	$11,535	$17,502	$72,545	$19,677	$26,407	$5,166	$152,832
Total by currency (in Canadian equivalent):
Canadian dollar	$2,725	$6,799	$23,034	$8,491	$1,409	$1,464	$43,922
U.S. dollar	2,696	3,894	40,362	8,471	24,636	3,333	83,392
Mexican peso	948	1,215	3,139	332	–	44	5,678
Other currencies	5,166	5,594	6,010	2,383	362	325	19,840
Total investment securities	$11,535	$17,502	$72,545	$19,677	$26,407	$5,166	$152,832

(1)	Represents the weighted-average yield of fixed income securities.

(e)	Net gain on sale of investment securities
The following table presents the net gain on sale of investment securities:

For the year ended October 31 ($ millions)	2025	2024
Debt investment securities measured at amortized cost	$–	$1
Debt investment securities measured at FVOCI	71	47
Net gain on sale of investment securities	$71	$48